Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of estimated useful life of property and equipment
Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets as below:

Category	Estimated useful life
Machinery and electronic equipment	3 – 10 years
Transportation vehicles	4 years
Office and other equipment	5 years
Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets

Schedule of intangible assets, net	In determining the useful life of an intangible asset, the Group considers the factors such as the expected use of the asset by the Group, and any legal, regulatory, or contractual provisions that may limit the useful life:

Category	Estimated useful life
Software	3 years
Software license rights	3 years
Patent	3 years
Trademarks	10 years
Intangible assets, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Software	103,509	121,950
Software license rights	—	143,725
Others	—	2,794
Intangible assets	103,509	268,469
Less: accumulated amortization	(58,648)	(86,183)
Less: impairment provision	—	(2,945)
Intangible assets, net	44,861	179,341

Schedule of prior period reclassifications

	As of December 31, 2022
	Before reclassification	After reclassification
	RMB	RMB
Provisions	—	30,716
Other non-current liabilities	30,716	—

	Year ended December 31, 2021		Year ended December 31, 2022
	Before reclassification	After reclassification	Before reclassification	After reclassification
	RMB	RMB	RMB	RMB
Selling and marketing expenses	(82,827)	—	(86,597)	—
General and administrative expenses	(525,041)	—	(1,223,610)	—
Selling, general and administrative expenses	—	(607,868)	—	(1,310,207)
Change in fair value of an equity security	—	—	(16,843)	—
Gains on sale of an equity security	—	—	59,728	—
Gains on deconsolidation of a subsidiary	10,579	—	71,974	—
Change in fair value of warrant liabilities	(111,299)	—	(3,245)	—
Government grants	34,507	—	59,393	—
Foreign currency exchange gains (losses), net	18,315	—	(18,216)	—
Other non-operating (expenses) income	—	(47,898)	—	152,791